Investments (PCI Investments by Invested Asset Class) (Details) (Fixed maturity securities [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed maturity securities [Member]
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 648	$ 560
Carrying value	$ 498	$ 459